Summary of Shares Held as Treasury Stock and Related Carrying Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity, Class of Treasury Stock [Line Items]
Number of Treasury Shares	15,440	12,829	6,798
Treasury Shares Cost	$ 287,301	$ 225,034	$ 115,449